Dec. 30, 2020
iShares
®
iShares, Inc.
Supplement dated December 30, 2020 (the “Supplement”)
to the Summary Prospectus, Prospectus and Statement of Additional
Information (the “SAI”), each dated December 30, 2020 for the
iShares MSCI Frontier 100 ETF (FM) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The following changes will take effect for the Fund on or around March 1, 2021:

	Fund Name	Underlying Index	Investment Objective

Current	iShares MSCI Frontier 100 ETF	MSCI Frontier Markets 100 Index	The iShares MSCI Frontier 100 ETF seeks to track the investment results of an index composed of frontier market equities.

New	iShares MSCI Frontier and Select EM ETF	MSCI Frontier and Emerging Markets Select Index	The iShares MSCI Frontier and Select EM ETF seeks to track the investment results of an index composed primarily of frontier market equities along with select emerging market equities.
Change in the Fund’s “Principal Investment Strategies”
The first three paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” shall be deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI Frontier and Emerging Markets Select Index (the “Underlying Index”), which is designed to measure equity market performance of frontier markets along with select emerging markets. Countries that comprise the Underlying Index are selected from countries in the MSCI Frontier Markets Investable Market Index (IMI) and the MSCI Emerging Markets
IMI, which together make up the Fund’s “Parent Index”. The Underlying Index aims to reflect the performance of frontier markets and the lower size spectrum of emerging markets (i.e., emerging market countries with smaller relative total stock market capitalizations than those of the full spectrum of emerging market countries), while putting a stronger emphasis on tradability and investability of the constituents compared to the Parent Index.
Frontier markets are those markets that are considered by MSCI to be among the smallest, least mature and least liquid. Additionally, the emerging markets included in the Underlying Index are those markets selected from the lower size spectrum of emerging markets. As of December 22, 2020, the Underlying Index consisted of securities in the following frontier markets: Bahrain, Bangladesh, Jordan, Kazakhstan, Kenya, Kuwait, Mauritius, Morocco, Nigeria, Oman, Romania, Sri Lanka and Vietnam. At the first quarterly rebalance in 2021, securities in the following emerging market countries are eligible for inclusion in the Underlying Index: Pakistan, Philippines, Peru, Colombia, Argentina and Egypt.
The Underlying Index transitions from the former underlying index’s country exposures to the target construction in approximately 5% increments at each of the quarterly rebalances during 2021. The Underlying Index also maintains a freeze on the allocations to Nigeria and Bangladesh at their respective weights in the former underlying index as of November 18, 2020.
MSCI first identifies countries within the MSCI Frontier Markets IMI and the MSCI Emerging Markets IMI. Then a separate universe of eligible securities is independently derived within each of the (1) MSCI Frontier Markets IMI and (2) MSCI Emerging Markets IMI.
To avoid excessive country concentration, the Underlying Index limits the maximum cumulative weight of the two largest frontier market countries to 40% and limits the weight of any individual emerging market country to 5%.
The target cumulative free float-adjusted market capitalization weights of 80% and 20%, respectively, are assigned to frontier market and emerging market constituents in the Underlying Index. A capping methodology is applied that limits the weight of any single “group entity” (constituents that MSCI determines have a control relationship) to a maximum of 25% of the Underlying Index weight, and the sum of all group entities with a weight above 5% to an aggregate of 25% of the Underlying Index weight. MSCI uses the concept of “group entities” for the concentration limits of the capping methodologies in the Underlying Index. A group entity is a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine “group entities,” MSCI analyzes financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature. In certain cases, even in the absence of consolidated accounts, MSCI may also consider two companies as belonging to the same group entity where there is reasonable evidence of control based on other information.

The Underlying Index includes large-,
mid-
and small-capitalization companies and may change over time. As of December 22, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financials and communication services industries or sectors. The components of the Underlying Index are likely to change over time.

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®
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